FINANCE INCOME/FINANCE COSTS	12 Months Ended
Dec. 31, 2018
FINANCE INCOME/FINANCE COSTS
FINANCE INCOME/FINANCE COSTS

28.    FINANCE INCOME/FINANCE COSTS

An analysis of finance income/finance costs is as follows:

	2016	2017	2018
Finance income - interest income	(815,729)	(706,690)	(492,232)

Interest expense	5,169,568	5,175,156	5,202,639
Less: interest expense capitalized in property, plant and equipment (note 6)	(414,133)	(344,452)	(517,589)
Interest expense, net of capitalized interest	4,755,435	4,830,704	4,685,050
Amortization of unrecognized finance expenses	324,701	241,099	205,335
Exchange (gain)/loss, net	(60,228)	131,621	(7,889)

Finance costs	5,019,908	5,203,424	4,882,496

Capitalization rate during the year (note 6)	3.85% to 6.00%	4.41% to 8.00%	4.54% to 7.00%